Financial Instruments and Related Risk Management (Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables		100.00%
Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value net FX currency derivative assets	$ (18)	$ 1
Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%
Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables		100.00%
Third Parties Potash Nitrogen Phosphate [Member] | Potash Nitrogen Phosphate Segment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%
Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%	100.00%
Current Range [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	83.00%	82.00%
Current Range [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables		96.00%
Current Range [Member] | Third Parties Potash Nitrogen Phosphate [Member] | Potash Nitrogen Phosphate Segment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	97.00%
Current Range [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	84.00%	82.00%
30 days or less past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	10.00%	10.00%
30 days or less past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables		4.00%
30 days or less past due [Member] | Third Parties Potash Nitrogen Phosphate [Member] | Potash Nitrogen Phosphate Segment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	3.00%
30 days or less past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	9.00%	12.00%
31 - 90 days past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	3.00%	4.00%
31 - 90 days past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables		0.00%
31 - 90 days past due [Member] | Third Parties Potash Nitrogen Phosphate [Member] | Potash Nitrogen Phosphate Segment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	0.00%
31 - 90 days past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	4.00%	3.00%
Greater than 90 days past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	4.00%	4.00%
Greater than 90 days past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables		0.00%
Greater than 90 days past due [Member] | Third Parties Potash Nitrogen Phosphate [Member] | Potash Nitrogen Phosphate Segment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	0.00%
Greater than 90 days past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	3.00%	3.00%